Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of lease cost
Operating lease cost	$ 4,902	$ 4,693
Short term lease cost	3,167	2,663
Variable lease cost	4,479	4,172
Total lease cost	12,548	11,528
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(5,522)	(4,683)
Operating lease assets obtained in exchange for operating lease liabilities	1,675	$ 944
Maturities of lease liabilities under operating leases
2021	6,406
2022	2,207
2023	315
2024	319
2025 and thereafter	479
Total future payments for recognized leasing assets	9,726
Less: leases not commenced yet	2,396
Less: imputed interest	245
Total lease liabilities	$ 7,085
Average remaining lease term	2 years 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate (as a percent)	5.00%	5.00%
Lease contracts that has been entered into but not yet commenced	$ 2,400